Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments, Fair Value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2015 and 2014:

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2015	2014
Derivatives designated as hedging instruments under ASC 815 Derivatives and Hedging
Forward contracts	Other receivables	$454	$857
Cross-currency interest rate swap (i)	Derivative instruments	4,615	6,565
		5,069	7,422
Derivatives not designated as hedging instruments under ASC 815 Derivatives and Hedging
Total equity return swap (ii)	Derivative instruments	$—	$(8,006)
		—	(8,006)
Total derivative instruments		$5,069	$(584)

(i)
At December 31, 2015, presented in the consolidated balance sheet as follows: $6,741 as a non-current asset and $2,126 as a current liability. At December 31, 2014, presented in the consolidated balance sheet as follows: $9,517 as a non-current asset and $2,952 as a current liability.

(ii)	As of December 31, 2014, presented in the consolidated balance sheet as a current liability.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)
The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2015, 2014 and 2013 for each type of derivative relationship:

	Forward contracts			Cross-currency interest rate swaps			Total
Derivatives in Cash Flow Hedging Relationships	2015	2014	2013	2015	2014	2013 (iii)	2015	2014	2013
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$1,903	$1,925	$1,011	$18,584	$3,233	$(474)	$20,487	$5,158	$537
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion) (i)	(2,306)	(1,451)	(628)	(11,903)	(1,341)	464	$(14,209)	$(2,792)	$(164)
Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)	—	—	—	(2,650)	—	(4,187)	$(2,650)	$—	$(4,187)

Additional disclosures (continued)

(i)
The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net gain (loss) recognized in income related to the cross-currency interest rate swaps is presented in the consolidated income statement as follows: a gain (loss) of $13,595, $5,084 and ($921) for the fiscal year 2015, 2014 and 2013, respectively, as an adjustment to foreign exchange results and a (loss) gain of ($1,692), ($3,743) and $457, for the fiscal years 2015, 2014 and 2013, respectively, as an adjustment to net interest expense.

(ii)
In the fiscal year 2015 related to the loss incurred in connection with the amendment of the cross-currency interest rate swap agreement. In the fiscal year 2013, related to the loss incurred in connection with the settlement of the previous cross-currency interest rate swap agreement before its maturity. These results were recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income.

(iii)
Include ($294) and $1,436 related to the cross-currency interest rate swap with Bank of America settled before its maturity in "Gain (Loss) Recognized in Accumulated OCI on Derivative" and "(Gain) Loss Reclassified from Accumulated OCI into Income", respectively.

Schedule Of Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance

		(Loss) gain Recognized in Income on Derivative instruments
Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income	2015	2014	2013
Total equity return swap	General and administrative expenses (i)	$(1,743)	$(6,861)	$630
	Net interest expense	(453)	(360)	(533)
Others	Loss from derivative instruments	(244)	(685)	46
Total		$(2,440)	$(7,906)	$143

(i)	For the fiscal year 2015, includes a loss amounting to $1,252 excluded from Adjusted EBITDA as from the total vesting of the plan. See Adjusted EBITDA reconciliation in Note 20.